CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	May 01, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil and Gas Revenues	$ 11,204,238	$ 1,291,579	$ 96,956	$ 17,174,690	$ 2,443,536	$ 388,674	$ 10,315,701	$ 1,757,444
Costs and Operating Expenses
Oil and gas production costs	1,077,878	214,468	71,656	1,848,978	355,723	173,310	1,207,529	785,959
Oil and gas production taxes	517,052	59,459	4,468	793,013	112,676	18,428	476,964	82,995
Depreciation, depletion and amortization	3,477,816	396,662	2,778	5,008,012	740,270	89,376	2,284,091	506,786
Accretion expense.	37,312	11,824	3,732	61,694	23,277	5,547	53,681	20,906
General and administrative expense	1,634,807	1,499,559	6,000	3,199,268	3,067,263	428,575	6,682,760	2,392,645
Total Costs and Operating Expenses	6,744,865	2,181,972	88,634	10,910,965	4,299,209	715,236	10,705,025	3,789,291
Income (Loss) from Operations			8,322			(326,562)		(2,031,847)
Other Income
Gain on derivative put options						73,964		276,736
Gain on change in value of Ring Energy, Inc. common stock						160,000
Non-refundable transaction fee						250,000
Interest income	19,576			62,349			24,706	4,309
Interest expense						(94,219)	(9,890)	(218,805)
Net Other Income	19,576			62,349		389,727	14,816	62,240
Income (loss) before tax provision	4,478,949	(890,393)	8,322	6,326,074	(1,855,673)	63,165	(374,508)	(1,969,607)
Income tax provision	(1,657,211)			(2,340,647)			(77,701)	300,324
Net Income (Loss)	$ 2,821,738	$ (890,393)	$ 8,322	$ 3,985,427	$ (1,855,673)	$ 63,165	$ (452,209)	$ (1,669,283)
Basic and Diluted Earnings (Loss) per Share			$ 0.00			$ 0.01	$ (0.03)	$ (0.21)
Basic Earnings (Loss) per Share	$ 0.12	$ (0.06)		$ 0.17	$ (0.13)
Diluted Earnings (Loss) per Share	$ 0.11	$ (0.06)		$ 0.16	$ (0.13)